PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:
Computer equipment	$1,575	$1,094
Office furniture and laboratory equipment	3,281	1,397
Leasehold improvements	1,196	660

	6,052	3,151
Accumulated depreciation:
Computer equipment	1,081	794
Office furniture and laboratory equipment	1,396	1,072
Leasehold improvements	600	463

	3,077	2,329

Depreciated cost	$2,975	$822

Depreciation expenses for the years ended December 31, 2015, 2014 and 2013 were $748, $299, and $298, respectively.